Deferred income tax assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Deferred tax assets and liabilities [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

(EUR thousand)	As of March 31
Net movement on the deferred tax account	2021	2020	2019
Opening balance as of April 1	(22,215)	(38,512)	(54,442)
Acquisition of subsidiary	(1,305)	—	—
Income statement credit	34,167	16,198	15,997
Tax (charge) / credit relating to components of other comprehensive income	108	307	(74)
Exchange differences	255	(208)	7
Closing balance as of March 31	11,010	(22,215)	(38,512)

(EUR thousand)	As of March 31
	2021		2020		2019
Deferred tax
Deferred tax relates to the following:	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Tax charged to income statement
Trade Receivables	212	—	489	(2)	843	(23)
Property, plant and equipment	619	(2,274)	507	(834)	578	(1,018)
Intangible assets	584	(3,163)	333	(1,516)	344	(1,085)
Current liabilities	3,419	(366)	3,798	(107)	2,825	(88)
Loans and borrowings	2,848	—	2,681	—	901	—
Other items	1,107	(230)	2,189	(2,752)	2,303	(2,010)
Deferred tax on tax credits	1,643	—	1,028	—	—	—
Tax value of loss carry-forwards recognized	23,405	—	3,939	—	4,645	—

Tax recognized in other comprehensive income
Retirement benefit obligations	148	—	40	—	347	—

Reclassifications	(3,393)	3,393	(2,655)	2,655	(1,922)	1,922

Deferred tax related to acquired intangibles in business combination (2012 LBO)
Intangible assets TFS	—	(8,944)	—	(15,652)	—	(22,360)
Intangible assets TFS KA's and NA's	—	(2,305)	—	(9,219)	—	(16,133)
Intangible assets DCC Acquirers	—	(319)	—	(1,290)	—	(2,261)
Intangible assets Global Blue Trademark	—	(5,374)	—	(5,847)	—	(6,320)
Total	30,592	(19,582)	12,349	(34,564)	10,864	(49,376)

(EUR thousand)	As of March 31
Deferred tax recoverability	2021	2020	2019
Deferred tax assets to be recovered after more than 12 months	29,203	7,690	8,423
Deferred tax assets to be recovered within 12 months	1,389	4,659	2,441
Deferred tax assets	30,592	12,349	10,864
Deferred tax liabilities to be recovered after more than 12 months	16,646	33,672	48,317
Deferred tax liabilities to be recovered within 12 months	2,936	892	1,059
Deferred tax liabilities	19,582	34,564	49,376

(EUR thousand)	As of March 31
Expiry of total tax loss carried forward	2021	2020	2019
Expiry within 1 year	—	1,072	1,286
Expiry 1-2 years	19,705	2,320	2,365
Expiry 2-5 years	3,707	105,598	72,129
Expiry after 5 years	113,671	55,197	88,818
No expiration	245,643	56,707	50,439
Total	382,726	220,894	215,037

(EUR thousand)	As of March 31
Deferred tax assets have not been recognized for the following unused tax losses:	2021	2020	2019
Expiry within 1 year	—	94	195
Expiry 1-2 years	19,668	274	97
Expiry 2-5 years	678	102,271	68,737
Expiry after 5 years	44,337	54,242	82,615
No expiration	189,404	49,496	41,840
Total	254,087	206,377	193,484